Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) m²	Dec. 31, 2022 USD ($)	Mar. 07, 2023 m²	Dec. 31, 2021 m²
Property, Plant and Equipment [Line Items]
Depreciation expense | $	$ 20,000
Area of capitalized leasing rights from israel land administration (in Square Meters) | m²	16,880
Plant area (in Square Meters) | m²			12,000	14,880
Extension option for lease with israel land administration	49 years
Machinery [member]
Property, Plant and Equipment [Line Items]
Cost of facilities, machinery and equipment | $	$ 142,600	$ 1,403,000